United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4018

(Investment Company Act File Number)

Federated High Yield Trust

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  2/28/11

Date of Reporting Period:  Quarter ended 5/31/10

Item 1.                      Schedule of Investments

Federated High Yield Trust

Portfolio of Investments

May 31, 2010 (unaudited)

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds – 83.3%
		Aerospace/Defense – 1.4%
$475,000	[1,2]	Altegrity, Inc., Company Guarantee, 11.75%, 5/1/2016	444,125
450,000	[1,2]	Altegrity, Inc., Company Guarantee, 10.50%, 11/1/2015	429,750
275,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, Series WI, 9.75%, 4/1/2017	177,375
575,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015	577,875
200,000	[1,2]	ManTech International Corp., Sr. Note, 7.25%, 4/15/2018	201,500
396,618	[1,2]	Sequa Corp., Sr. Deb., 13.50%, 12/1/2015	406,038
475,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	476,187
		TOTAL	2,712,850
		Automotive – 3.5%
175,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, 10.75%, 8/15/2016	189,000
75,000	[1,2]	American Axle & Manufacturing Holdings, Inc., Sr. Sub. Note, 9.25%, 1/15/2017	79,125
50,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	51,500
350,000	[1,2]	Cooper-Standard Automotive, Inc., Sr. Note, Series 144A, 8.50%, 5/1/2018	346,500
925,000		Ford Motor Credit Co., Floating Rate Note — Sr. Note, 3.047%, 1/13/2012	889,156
250,000		Ford Motor Credit Co., Note, 7.50%, 8/1/2012	254,503
500,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	505,881
525,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	547,634
1,100,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	1,103,519
200,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	200,520
1,750,000	[3,4]	General Motors Corp., Deb., 7.40%, 9/1/2025	525,000
75,000		Lear Corp., Company Guarantee, 7.875%, 3/15/2018	73,500
75,000		Lear Corp., Company Guarantee, 8.125%, 3/15/2020	73,688
200,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	201,000
200,000	[1,2]	TRW Automotive, Inc., Sr. Note, Series 144A, 8.875%, 12/1/2017	203,000
725,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	721,375
950,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	950,000
		TOTAL	6,914,901
		Building Materials – 1.5%
250,000	[1,2]	Building Materials Corp. of America, Sr. Note, 7.50%, 3/15/2020	245,625
450,000		Goodman Global Holdings, Inc., Company Guarantee, 13.50%, 2/15/2016	497,250
925,000	[1,2]	Goodman Global Holdings, Inc., Sr. Disc. Note, 12.481%, 12/15/2014	555,000
227,000		Norcraft Holdings LP, Sr. Disc. Note, 9.75%, 9/1/2012	207,989
575,000	[1,2]	Norcraft Holdings LP, Sr. Secd. Note, Series 144A, 10.50%, 12/15/2015	606,625
375,555		Nortek Holdings, Inc., Sr. Secd. Note, 11.00%, 12/1/2013	392,455
375,000		Ply Gem Industries, Inc., Sr. Secd. Note, 11.75%, 6/15/2013	386,250
		TOTAL	2,891,194
		Chemicals – 3.2%
75,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 6.875%, 5/1/2018	75,281
75,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 7.125%, 5/1/2020	75,844
975,000	[1,3,4]	Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	1,067,625
250,000	[1,2]	Compass Minerals International, Inc., Sr. Note, Series 144A, 8.00%, 6/1/2019	261,250
450,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	432,000
575,000	[1,2]	Hexion U.S. Finance Corp., Sr. Secd. Note, Series 144A, 8.875%, 2/1/2018	534,750

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$225,000	[1,2]	Huntsman International LLC, Company Guarantee, Series 144A, 5.50%, 6/30/2016	196,875
800,000	[1,2]	Huntsman International LLC, Sr. Sub., Series 144A, 8.625%, 3/15/2020	756,000
325,000	[1,2]	Koppers Holdings, Inc., Company Guarantee, Series 144A, 7.875%, 12/1/2019	328,250
325,000		Nalco Co., Sr. Note, 8.25%, 5/15/2017	338,000
925,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	945,813
275,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	283,250
350,000		Solutia, Inc., Sr. Note, 7.875%, 3/15/2020	350,000
425,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	408,896
300,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	294,584
		TOTAL	6,348,418
		Construction Machinery – 0.3%
475,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	453,625
200,000	[1,2]	Rental Service Corp., Sr. Secd. Note, 10.00%, 7/15/2017	216,250
		TOTAL	669,875
		Consumer Products – 4.9%
1,075,000	[1,2]	AAC Group Holding Corp., Sr. Disc. Note, 10.25%, 10/1/2012	1,061,562
436,774		AAC Group Holding Corp., Sr. PIK Deb., 16.75%, 10/1/2012	425,855
350,000	[1,2]	American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	347,375
800,000		Central Garden & Pet Co., Sr. Sub., 8.25%, 3/1/2018	796,000
500,000	[1,2]	Easton Bell Sports Inc., Sr. Secd. Note, Series 144A, 9.75%, 12/1/2016	518,750
900,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	886,500
175,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	179,594
975,000		Jostens Holding Corp., Discount Bond, 10.25%, 12/1/2013	999,375
1,025,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	1,029,997
225,000	[1,2]	Libbey, Inc., Sr. Secd. Note, Series 144A, 10.00%, 2/15/2015	234,563
315,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	346,500
900,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	900,000
758,000		Spectrum Brands, Inc., Bond, PIK 12.00%, 8/28/2019	807,270
1,075,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	1,088,437
		TOTAL	9,621,778
		Energy – 4.5%
625,000	[1,2]	ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, 11.875%, 5/1/2015	493,750
550,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	470,250
475,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	477,375
825,000		Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020	820,875
425,000		Chesapeake Energy Corp., Sr. Note, 9.50%, 2/15/2015	462,187
125,000		Cie Generale de Geophysique, Company Guarantee, 9.50%, 5/15/2016	131,250
525,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	501,375
525,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	519,750
299,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	310,213
525,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	496,781
150,000		Forest Oil Corp., Sr. Note, 8.50%, 2/15/2014	154,875
625,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	612,500
350,000		Linne Energy LLC, Company Guarantee, 11.75%, 5/15/2017	388,500
375,000	[1,2]	Linne Energy LLC, Sr. Note, Series 144A, 8.625%, 4/15/2020	373,125
725,000	[1,2]	McJunkin Red Man Corp., Sr. Secd. Note, Series 144A, 9.50%, 12/15/2016	706,875
475,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	401,375

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$200,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	184,000
625,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	611,719
200,000		Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016	201,500
225,000	[1,2]	Sandridge Energy, Inc., Company Guarantee, 8.00%, 6/1/2018	202,500
275,000	[1,2]	Sandridge Energy, Inc., Sr. Unsecd. Note, 9.875%, 5/15/2016	272,250
		TOTAL	8,793,025
		Entertainment – 0.8%
625,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	634,375
650,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, 1.00%, 4/1/2012	0
100,000	[1,2]	Live Nation, Inc., Sr. Note, Series 144A, 8.125%, 5/15/2018	99,500
125,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	127,500
400,000	[1,2]	Universal City Development Partners Ltd., Sr. Note, Series 144A, 8.875%, 11/15/2015	398,000
350,000	[1,2]	Universal City Development Partners Ltd., Sr. Sub. Note, Series 144A, 10.875%, 11/15/2016	355,250
		TOTAL	1,614,625
		Environmental – 0.2%
250,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	298,437
		Financial Institutions – 4.3%
1,350,000		Ally Financial, Inc., Company Guarantee, 6.875%, 9/15/2011	1,356,750
617,000		Ally Financial, Inc., Company Guarantee, 7.00%, 2/1/2012	619,314
721,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	659,715
175,000	[1,2]	Ally Financial, Inc., Sr. Unsecd. Note, Series 144A, 8.00%, 3/15/2020	170,188
450,000		CIT Group, Inc., Sr. Secd. Note, 10.25%, 5/1/2017	462,375
1,000,000		CIT Group, Inc., Sr. Secd. Note, 7.00%, 5/1/2017	907,500
725,000	[1,2]	Icahn Enterprises LP, Sr. Note, 8.00%, 1/15/2018	685,125
475,000	[1,2]	International Lease Finance Corp., Sr. Note, Series 144A, 8.625%, 9/15/2015	438,187
1,000,000	[1,2]	International Lease Finance Corp., Sr. Note, Series 144A, 8.75%, 3/15/2017	917,500
525,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	467,250
475,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	503,500
1,325,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	1,199,125
		TOTAL	8,386,529
		Food & Beverage – 3.8%
900,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	902,250
525,000		Aramark Services, Inc., Floating Rate Note — Sr. Note, 3.844%, 2/1/2015	496,125
400,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	400,000
375,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	346,406
775,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	795,344
450,000	[1,2]	Michael Foods, Inc., Sr. Unsecd. Note, Series 144A, 9.75%, 10/1/2013	465,750
675,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, Series WI, 9.25%, 4/1/2015	676,688
500,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	516,250
125,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, 9.25%, 4/1/2015	125,313
1,055,000	[1,2]	Reddy Ice Corp., Sr. Secd. Note, Series 144A, 13.25%, 11/1/2015	1,020,712
450,000	[1,2]	Reddy Ice Group, Inc., Sr. Secd. Note, Series 144A, 11.25%, 3/15/2015	456,750
350,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	343,000
575,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	543,375
250,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, 10.00%, 7/15/2014	268,906
100,000		TreeHouse Foods, Inc., Sr. Unsecd. Note, 7.75%, 3/1/2018	102,500
		TOTAL	7,459,369

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Gaming – 5.3%
$500,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	476,250
650,000		Ameristar Casinos, Inc., Company Guarantee, 9.25%, 6/1/2014	669,500
606,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	606,000
600,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, 7.25%, 2/15/2015	580,500
850,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	894,625
925,000	[3,4,5]	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	0
950,000	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sr. Secd. Note, 11.00%, 11/1/2012	684,000
217,943	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sub. PIK Note, 15.50%, 11/1/2013	64,566
900,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	846,000
225,000		MGM Mirage, Inc., Sr. Note, 5.875%, 2/27/2014	182,812
2,525,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	2,032,625
75,000	[1,2]	MGM Mirage, Inc., Sr. Secd. Note, 10.375%, 5/15/2014	80,063
150,000	[1,2]	MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	163,125
375,000	[1,2]	Peninsula Gaming, LLC, Sr. Secd. Note, Series 144A, 8.375%, 8/15/2015	378,750
400,000	[1,2]	Peninsula Gaming, LLC, Sr. Unsecd. Note, Series 144A, 10.75%, 8/15/2017	396,000
175,000	[1,2]	Penn National Gaming, Inc., Sr. Unsecd. Note, Series 144A, 8.75%, 8/15/2019	178,500
125,000	[1,2]	Pinnacle Entertainment, Inc., Sr. Sub. Note, Series 144A, 8.75%, 5/15/2020	116,250
500,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	477,500
700,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	637,077
225,000	[1,2]	Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015	176,625
450,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	407,250
350,000	[1,2]	Yonkers Racing Corp., Sr. Secd. Note, 11.375%, 7/15/2016	376,250
		TOTAL	10,424,268
		Health Care – 7.8%
525,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	509,250
475,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	486,875
500,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	501,875
1,650,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	1,769,625
175,000	[1,2]	BioScrip, Inc., Sr. Note, Series 144A, 10.25%, 10/1/2015	171,500
875,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	800,625
775,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	666,500
1,472,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	1,552,960
900,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	945,000
375,000	[1,2]	HCA, Inc., Sr. Secd. Note, 9.875%, 2/15/2017	397,500
325,000		Inverness Medical Innovations, Inc., Sr. Note, 7.875%, 2/1/2016	313,625
500,000		Inverness Medical Innovations, Inc., Sr. Sub. Note, 9.00%, 5/15/2016	493,750
975,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	982,312
75,000		Omnicare, Inc., Sr. Sub. Note, 6.125%, 6/1/2013	74,813
675,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	669,938
125,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	125,938
825,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	822,938
650,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	627,250
1,346,718		VWR Funding, Inc., Company Guarantee, 10.25%, 7/15/2015	1,366,919
425,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	405,875
325,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	325,398
275,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	276,037

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$1,095,000	[1,2]	Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017	1,092,262
		TOTAL	15,378,765
		Industrial - Other – 5.3%
700,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	686,000
525,000	[1,2]	American Tire Distributors, Inc., Sr. Secd. Note, 9.75%, 6/1/2017	521,062
225,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	223,875
250,000	[1,2]	Aquilex Holdings, Sr. Note, Series 144A, 11.125%, 12/15/2016	251,250
600,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	447,750
350,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	357,875
400,000	[1,2]	Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	420,000
400,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	384,000
425,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, Series 144A, 12.25%, 5/1/2016	430,313
200,000	[1,2]	ESCO Corp., Floating Rate Note — Sr. Note, 4.132%, 12/15/2013	185,250
425,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	434,563
150,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	148,125
450,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	456,750
525,000	[1,2]	International Wire Group, Sr. Secd. Note, Series 144A, 9.75%, 4/15/2015	523,031
200,000	[1,2]	JohnsonDiversay, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 11/15/2019	206,000
450,000	[1,2]	JohnsonDiversay, Inc., Sub. PIK Deb., Series 144A, 10.50%, 5/15/2020	486,000
1,000,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	960,000
425,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	431,375
325,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	289,250
550,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, 9.50%, 12/15/2019	582,312
225,000	[1,2]	Rexnord, Inc., Sr. Note, Series 144A, 8.50%, 5/1/2018	214,875
575,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	587,937
650,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	643,500
325,000	[1,2]	The Hillman Group, Inc., Company Guarantee, Series 144A, 10.875%, 6/1/2018	324,188
125,000	[1,2]	Thermon Industries, Inc., Sr. Secd. Note, Series 144A, 9.50%, 5/1/2017	124,375
		TOTAL	10,319,656
		Lodging – 0.4%
400,000		Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015	393,000
425,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	418,625
		TOTAL	811,625
		Media - Cable – 1.1%
125,000	[1,2]	Charter Communications Holdings II, Company Guarantee, Series 144A, 7.875%, 4/30/2018	123,281
448,387		Charter Communications Holdings II, Sr. Note, 13.50%, 11/30/2016	516,206
75,000	[1,2]	Charter Communications Holdings II, Sr. Note, 8.125%, 4/30/2020	74,625
800,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	830,000
600,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	618,000
		TOTAL	2,162,112
		Media - Non-Cable – 8.1%
1,095,251		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	443,577
400,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	286,000
50,000		Belo (A.H.) Corp., Sr. Note, 8.00%, 11/15/2016	50,375
100,000	[1,2]	Clear Channel Outdoor Holdings, Inc., Sr. Note, Series 144A-A, 9.25%, 12/15/2017	101,750
375,000	[1,2]	Clear Channel Outdoor Holdings, Inc., Sr. Note, Series 144A-B, 9.25%, 12/15/2017	383,437
700,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, 13.375%, 7/15/2016	680,750

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$1,175,000	[3]	Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	8,813
200,000	[1,2]	Inmarsat Finance PLC, Company Guarantee, Series 144A, 7.375%, 12/1/2017	200,500
950,000		Intelsat Jackson Ltd., Sr. Note, 11.25%, 6/15/2016	1,007,000
2,325,000		Intelsat Jackson Ltd., Sr. Unsecd. Note, 0/9.50%, 2/1/2015	2,371,500
425,000		Interpublic Group Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	468,031
75,000		Lamar Media Corp., Company Guarantee, 9.75%, 4/1/2014	81,563
700,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	661,500
425,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	401,625
75,000	[1,2]	Lin TV Corp., Sr. Note, 8.375%, 4/15/2018	74,438
700,000	[1,2]	MDC Corporation Inc., Company Guarantee, Series 144A, 11.00%, 11/1/2016	752,500
1,050,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	981,750
280,593	[1,2]	Nexstar Broadcasting Group, Inc., Company Guarantee, 0.50/7.00%, 1/15/2014	251,481
225,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	201,656
375,000	[1,2]	Nexstar Broadcasting Group, Inc., Sr. Secd. Note, 8.875%, 4/15/2017	373,125
275,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 0/12.50%, 8/1/2016	255,750
325,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.50%, 5/1/2016	346,125
650,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.625%, 2/1/2014	698,750
300,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.50%, 10/1/2019	294,000
300,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	290,250
325,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	314,438
600,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	630,000
525,000	[1,2]	Sirius XM Radio Inc., Sr. Note, Series 144A, 8.75%, 4/1/2015	511,875
1,175,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	1,226,406
803,122	[1,2]	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	685,665
100,000	[1,2]	Univision Television Group, Inc., Sr. Secd. Note, 12.00%, 7/1/2014	108,000
550,000	[1,2]	XM Satellite Radio, Inc., Sr. Note, 13.00%, 8/1/2013	605,000
75,000	[1,2]	XM Satellite Radio, Inc., Sr. Secd. Note, 11.25%, 6/15/2013	80,625
		TOTAL	15,828,255
		Metals & Mining – 0.0%
600,000	[3,4]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	4,650
500,000	[3,4]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	4,675
		TOTAL	9,325
		Packaging – 1.9%
200,000	[1,2]	Berry Plastics Corp., Sr. Secd. 2nd Priority Note, Series 144A, 9.50%, 5/15/2018	180,000
1,050,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	1,013,250
900,000	[1,2]	Crown Americas, LLC, Sr. Unsecd. Note, 7.625%, 5/15/2017	909,000
475,000	[1,2]	Graham Packaging Co., Sr. Note, Series 144A, 8.25%, 1/1/2017	464,312
100,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	102,625
475,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 8.50%, 5/15/2018	453,625
675,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.75%, 10/15/2016	671,625
		TOTAL	3,794,437
		Paper – 1.2%
300,000	[1,2]	Boise Cascade Corp., Sr. Note, Series 144A, 9.00%, 11/1/2017	318,375
175,000	[1,2]	Cascades, Inc., Sr. Note, 7.875%, 1/15/2020	174,125
150,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	165,375
50,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	52,250
975,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	996,938

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$225,000		NewPage Corp., Sr. Secd. Note, 11.375%, 12/31/2014	211,500
300,000	[1,2]	Rock-Tenn Co., Sr. Note, Series 144A, 9.25%, 3/15/2016	318,750
100,000	[1,2]	Sappi Paper Holding AG, Sr. Secd. Note, 12.00%, 8/1/2014	109,680
		TOTAL	2,346,993
		Restaurants – 1.0%
500,000		Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014	531,250
925,000		NPC International, Inc., Company Guarantee, 9.50%, 5/1/2014	915,750
575,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 2.757%, 3/15/2014	494,500
		TOTAL	1,941,500
		Retailers – 3.7%
618,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	707,610
175,000	[1,2]	Express, LLC, Sr. Note, 8.75%, 3/1/2018	177,188
900,000		General Nutrition Center, Company Guarantee, 5.75%, 3/15/2014	830,250
225,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	240,750
100,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.65%, 7/15/2024	97,000
100,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 1/15/2032	94,250
150,000		Macy's Retail Holdings, Inc., Company Guarantee, 7.00%, 2/15/2028	141,750
350,000		NBC Acquisition Corp., Sr. Disc. Note, 11.00%, 3/15/2013	318,500
450,000		Nebraska Book Co., Inc., Sr. Secd. Note, 10.00%, 12/1/2011	454,500
525,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	486,937
825,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	878,625
125,000	[1,2]	Susser Holdings Corp., Sr. Note, Series 144A, 8.50%, 5/15/2016	124,063
1,375,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	1,392,187
850,000	[1,2]	Toys 'R' Us, Inc., Sr. Unsecd. Note, Series 144A, 10.75%, 7/15/2017	945,625
375,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	355,312
		TOTAL	7,244,547
		Services – 2.3%
775,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	741,094
450,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	464,625
24,000		KAR Holdings, Inc., Company Guarantee, 10.00%, 5/1/2015	24,180
875,000	[1,2]	SITEL Corp., Sr. Unsecd. Note, Series 144A, 11.50%, 4/1/2018	835,625
1,250,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	1,268,750
1,150,000		West Corp., Sr. Note, 9.50%, 10/15/2014	1,150,000
		TOTAL	4,484,274
		Technology – 7.2%
1,075,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	1,026,625
200,000	[1,2]	Advanced Micro Devices, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 12/15/2017	197,250
600,000	[1,2]	Aspect Software, Inc., Sr. Note, Series 144A, 10.625%, 5/15/2017	597,750
1,075,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	1,146,219
525,000		First Data Corp., Company Guarantee, 9.875%, 9/24/2015	430,500
100,000		Freescale Semiconductor, Inc., Company Guarantee, 9.125%, 12/15/2014	87,000
325,000		Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014	294,937
775,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	773,062
775,000	[1,2]	GXS Worldwide Inc., Sr. Secd. Note, Series 144A, 9.75%, 6/15/2015	730,437
225,000	[1,2]	JDA Software Group, Inc., Sr. Note, 8.00%, 12/15/2014	228,937
375,000	[1,2]	Kemet Corp., Sr. Note, Series 144A, 10.50%, 5/1/2018	355,781
425,000	[1,2]	MagnaChip Semiconductor S.A., Sr. Note, Series 144A, 10.50%, 4/15/2018	438,281

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$925,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	884,531
617,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	649,393
525,000	[1,2]	SSI Investments II Ltd., Sr. Note, Series 144A, 11.125%, 6/1/2018	519,750
825,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	814,687
422,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 5.791%, 4/1/2012	398,790
750,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	755,625
900,000		SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013	913,500
1,100,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	1,117,875
775,000	[1,2]	Terremark Worldwide, Inc., Sr. Unsecd. Note, 12.25%, 6/15/2017	883,500
300,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	327,000
475,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 12.00%, 1/15/2015	525,469
		TOTAL	14,096,899
		Transportation – 0.8%
100,000	[1,2]	Avis Budget Group, Inc., Sr. Note, Series 144A, 9.625%, 3/15/2018	100,500
50,000	[1,2]	CEVA Group PLC, Sr. Secd. Note, Series 144A, 11.625%, 10/1/2016	52,375
550,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	555,500
225,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	234,000
300,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	301,500
325,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	315,250
100,000		Teekay Shipping Corp., Sr. Note, 8.50%, 1/15/2020	101,500
		TOTAL	1,660,625
		Utility - Electric – 2.1%
575,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	418,313
750,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	547,500
225,000		Energy Future Holdings Corp., Company Guarantee, Series WI, 10.875%, 11/1/2017	166,500
266,539	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	259,459
525,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	500,062
650,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	630,500
625,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	631,963
850,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI, 10.25%, 11/1/2015	573,750
625,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI-B, 10.25%, 11/1/2015	421,875
		TOTAL	4,149,922
		Utility - Natural Gas – 3.2%
800,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	800,000
375,000	[1,2]	Crosstex Energy, Inc., Sr. Note, Series 144A, 8.875%, 2/15/2018	371,250
875,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	831,250
200,000		Inergy LP, Company Guarantee, 8.75%, 3/1/2015	205,000
1,050,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	1,034,250
350,000		MarkWest Energy Partners LP, Company Guarantee, 6.875%, 11/1/2014	335,125
575,000		MarkWest Energy Partners LP, Sr. Note, Series B, 8.75%, 4/15/2018	583,625
650,000	[1,2]	Niska Gas Storage US, LLC, Sr. Unsecd. Note, Series 144A, 8.875%, 3/15/2018	656,500
552,000		Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	571,320
250,000	[1,2]	Regency Energy Partners LP, Sr. Unsecd. Note, 9.375%, 6/1/2016	261,250
575,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	577,875
		TOTAL	6,227,445
		Wireless Communications – 3.4%
75,000	[1,2]	Digicel Ltd., Sr. Note, 10.50%, 4/15/2018	76,312

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$350,000	[1,2]	Digicel Ltd., Sr. Note, 12.00%, 4/1/2014	390,250
350,000	[1,2]	Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	340,375
701,734	[1,2]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	685,945
400,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	394,000
1,225,000		MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	1,267,875
50,000		MetroPCS Wireless, Inc., Sr. Unsecd. Note, 9.25%, 11/1/2014	51,250
300,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	284,250
900,000		Nextel Communications, Inc., Sr. Note, Series E, 6.875%, 10/31/2013	866,250
1,225,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	1,113,219
450,000		Sprint Nextel Corp., Sr. Unsecd. Note, 8.375%, 8/15/2017	444,375
900,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	805,500
		TOTAL	6,719,601
		Wireline Communications – 0.1%
250,000	[1,2]	Sorenson Communications, Inc., Sr. Secd. Note, Series 144A, 10.50%, 2/1/2015	166,250
75,000	[1,2]	TW Telecom, Inc., Sr. Note, Series 144A, 8.00%, 3/1/2018	75,562
		TOTAL	241,812
		TOTAL CORPORATE BONDS (IDENTIFIED COST $167,070,841)	163,553,062
		COMMON STOCKS – 10.8%
		Chemicals – 0.3%
25,700		Koppers Holdings, Inc.	696,213
		Consumer Products – 0.8%
106,390	[3]	Prestige Brands Holdings, Inc.	821,331
36,795	[3]	School Specialty, Inc.	790,724
		TOTAL	1,612,055
		Entertainment – 0.5%
30,055		Cinemark Holdings, Inc.	480,580
31,000		Regal Entertainment Group	472,440
		TOTAL	953,020
		Food & Beverage – 0.8%
73,375		Del Monte Foods Co.	1,069,808
107,200	[3]	Reddy Ice Group, Inc.	427,728
		TOTAL	1,497,536
		Gaming – 1.3%
51,510		Ameristar Casinos, Inc.	928,210
102,925	[3]	Global Cash Access LLC	822,371
145,020	[3]	Great Canadian Gaming Corp.	858,490
		TOTAL	2,609,071
		Industrial - Other – 0.8%
35,500	[3]	General Cable Corp.	1,106,180
7,600		SPX Corp.	449,160
		TOTAL	1,555,340
		Media - Non-Cable – 1.3%
10,236	[3]	Dex One Corp.	209,633
124,800	[3]	Interpublic Group Cos., Inc.	1,042,080
108,064		MDC Partners, Inc.	1,316,220
		TOTAL	2,567,933

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Metals & Mining – 0.0%
138,395	[1,3,5]	Royal Oak Mines, Inc.	3,090
		Multiline Retail – 0.6%
49,475		Macy's, Inc.	1,098,840
		Other – 0.0%
469	[1,3,5]	CVC Claims Litigation LLC	0
		Packaging – 0.8%
67,477		Graham Packaging Co.	845,487
21,725	[3]	Owens-Illinois, Inc.	658,919
		TOTAL	1,504,406
		Paper – 2.0%
123,800		Cascades, Inc.	785,808
19,210	[3]	Clearwater Paper Corp.	1,176,228
302,290	[3]	Graphic Packaging Holding Co.	955,236
18,235		Rock-Tenn Co.	938,373
		TOTAL	3,855,645
		Retailers – 0.3%
69,449	[3]	Susser Holdings Corp.	696,574
		Technology – 0.8%
32,525	[3]	JDA Software Group, Inc.	869,068
51,480	[3]	Smart Modular Technologies (WWH), Inc.	316,087
16,350	[3]	Viasystems Group, Inc.	302,802
		TOTAL	1,487,957
		Transportation – 0.3%
49,675	[3]	Hertz Global Holdings, Inc.	564,308
		Utility — Electric – 0.2%
19,500	[3]	NRG Energy, Inc.	455,325
		TOTAL COMMON STOCKS (IDENTIFIED COST $23,535,111)	21,157,313
		Warrants – 0.0%
		Media - Non-Cable – 0.0%
3,824	[3,5]	Readers Digest Association, Inc., Warrants (IDENTIFIED COST $0)	0
		PREFERRED STOCK – 0.3%
		Finance - Commercial – 0.3%
712	[1,2]	Ally Financial, Inc., Pfd., Series 144A, 7.00% (IDENTIFIED COST $217,880)	535,602
		EXCHANGE-TRADED FUND – 0.6%
		Financial Services – 0.6%
25,975		iShares MSCI EAFE Index Fund (IDENTIFIED COST $1,649,826)	1,255,112
		MUTUAL FUNDS – 3.4%;6
64,572		Federated InterContinental Fund, Institutional Shares	2,508,627
348,302		Federated Max-Cap Index Fund, Institutional Shares	4,116,930

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
43,740	[7]	Prime Value Obligations Fund, Institutional Shares, 0.24%	43,740
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $10,268,592)	6,669,297
		TOTAL INVESTMENTS — 98.4% (IDENTIFIED COST $202,742,250)[8]	193,170,386
		OTHER ASSETS AND LIABILITIES - NET — 1.6%[9]	3,095,701
		TOTAL NET ASSETS — 100%	$196,266,087
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2010, these restricted securities amounted to $56,145,357, which represented 28.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2010, these liquid restricted securities amounted to $55,074,642, which represented 28.1% of total net assets.

Restricted Securities

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at May 31, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	4/19/2006 - 4/11/2007	$963,686	$1,067,625
CVC Claims Litigation LLC	3/26/1997 - 8/19/1997	$4,646,903	$0
Hard Rock Park Operations LLC, Sr. Secd. Note, 1.00%, 4/1/2012	3/23/2006	$641,893	$0
Royal Oak Mines, Inc.	2/24/1999	$15,376	$3,090
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated companies.
7	7-Day net yield.
8	At May 31, 2010, the cost of investments for federal tax purposes was $202,550,751. The net unrealized depreciation of investments for federal tax purposes was $9,380,365. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,094,614 and net unrealized depreciation from investments for those securities having an excess of cost over value of $19,474,979.
9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$163,553,062	$ —	$163,553,062
Equity Securities:
Common Stock
Domestic	18,193,706	—	—	18,193,706
International	2,960,517	—	3,090	2,963,607
Preferred Stock
Domestic	—	535,602	—	535,602
Warrants	—	—	—	—
Exchange-Traded Fund	1,255,112	—	—	1,255,112
Mutual Funds	6,669,297	—	—	6,669,297
TOTAL SECURITIES	$29,078,632	$164,088,664	$3,090	$193,170,386

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Corporate Bond Securities	Investments in Equity — International Securities
Balance as of March 1, 2010	$ —	$3,091
Change in unrealized appreciation/depreciation	1,120,919	(1)
Transfer in and/or out of Level 3	4,644[1]	—
Realized loss	(1,125,563)	—
Balance as of May 31, 2010	$ —	$3,090
The total change in unrealized appreciation (depreciation) attributable to investments still held at May 31, 2010	$4,644	$(1)
1	Transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable.

The following acronym is used throughout this portfolio:

PIK	— Payment in Kind

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated High Yield Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	July 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	July 21, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	July 21, 2010